Share-Based Compensation and Savings Plans (Additional Data for All Restricted Shares and Restricted Share Units Activity) (Details) (Restricted Share and Share Units [Member], USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Restricted Share and Share Units [Member]
Total compensation cost, net of estimated forfeitures, related to nonvested restricted share and share unit awards not yet recognized, pre-tax	$ 55.9	$ 57.5	$ 100.6
Weighted-average period in years over which restricted share and share unit cost is expected to be recognized	1.7	1.8	1.8